Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Schedule Of Property And Equipment Useful Lives

Manufacturing and office equipment	5-7 years
Leasehold improvements	Shorter of useful life or remaining life of lease
Furniture and fixtures	7 years
Computer equipment and software	3-5 years

Summary Of Anti-Dilutive Shares

	2019	2018
Options outstanding	11,410	1,228
Warrants outstanding	12,150	13,279
Unvested RSUs	-	14
Shares underlying convertible notes	20,846	2,746
	44,406	17,267